Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Details) R$ in Millions, $ in Millions	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Assets
Marketable securities (Note 7)	R$ 774		R$ 1,879
Assets	6,540		5,993
TOTAL ASSETS	55,000		53,671
Liabilities
Loans and financing (Note 21) - CDI	(9,831)	$ (1,857)	(10,580)	R$ (11,364)	R$ (15,020)
TOTAL LIABILITIES	(30,344)		(31,887)
Net assets exposed	(615)		R$ (1,423)
TJLP [member] | Book Value [Member]
Assets
Cash equivalents (Note 6)	1,342
Marketable securities (Note 7)	774
Restricted cash	31
Assets	806
TOTAL ASSETS	2,953
Liabilities
Loans and financing (Note 21) - CDI	(3,508)
TOTAL LIABILITIES	(3,508)
Net assets exposed	(555)
TJLP [member] | Probable Ccenario [Member]
Assets
Cash equivalents (Note 6)	1,466
Marketable securities (Note 7)	846
Restricted cash	33
Assets	880
TOTAL ASSETS	3,225
Liabilities
Loans and financing (Note 21) - CDI	(3,833)
TOTAL LIABILITIES	(3,833)
Net assets exposed	(608)
Net effect of fluctuation in interest rates	(53)
TJLP [member] | Adverse Scenario [Member]
Assets
Cash equivalents (Note 6)	1,520
Marketable securities (Note 7)	877
Restricted cash	35
Assets	912
TOTAL ASSETS	3,344
Liabilities
Loans and financing (Note 21) - CDI	(3,973)
TOTAL LIABILITIES	(3,973)
Net assets exposed	(629)
Net effect of fluctuation in interest rates	R$ (74)